Provisions - Summary of changes in provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Opening balance as at 1 January	€ 1,022	€ 961
Additions	325	506
Interest		(2)
Releases	(82)	(221)
Utilised	(389)	(218)
Exchange rate differences	(4)	(1)
Other changes	(94)	(3)
Closing balance	779	1,022
Reorganisation provisions
Disclosure of other provisions [line items]
Opening balance as at 1 January	418	421
Additions	207	217
Interest
Releases	(34)	(46)
Utilised	(356)	(170)
Exchange rate differences	(1)
Other changes	(3)	(4)
Closing balance	231	418
Litigation
Disclosure of other provisions [line items]
Opening balance as at 1 January	150	132
Additions	78	59
Interest
Releases	(26)	(8)
Utilised	(23)	(33)
Exchange rate differences	1
Other changes	13
Closing balance	193	150
Other provisions
Disclosure of other provisions [line items]
Opening balance as at 1 January	455	407
Additions	39	230
Interest		(2)
Releases	(22)	(166)
Utilised	(11)	(15)
Exchange rate differences	(3)
Other changes	(104)
Closing balance	€ 355	€ 455